RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS - ACCRUED RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS BY TYPE OF COST AND INITIATIVE (Details) $ in Millions	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) position	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2017 USD ($) item	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) position	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period					$ 21	$ 90	$ 90	$ 59	$ 2
Restructuring charges		$ 16	$ 6		42	22
Distribution of prefunded restructuring costs							(36)
Restructuring payments					(23)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities								1	1
Foreign currency effect on liability balance					1			(6)
Accrued liabilities at the end of the period	$ 59	41		$ 59	$ 41		21	90	59
Number of positions terminated | item					338
2014 initiatives
Accrued restructuring costs roll forward
Restructuring charges									60
Restructuring payments									(4)
2015 initiatives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period					$ 3	13	13
Restructuring charges								111
Restructuring payments								(75)
Accrued liabilities at the end of the period							3	13
2016 initiatives
Accrued restructuring costs roll forward
Restructuring charges							25
Restructuring payments							(58)
Workforce reductions
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period					21	$ 90	90	59	2
Restructuring charges				57	34		3	61
Distribution of prefunded restructuring costs							(36)
Restructuring payments					(15)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities								1	1
Foreign currency effect on liability balance					1			(6)
Accrued liabilities at the end of the period	$ 59	$ 41		$ 59	41		$ 21	90	59
Number of positions terminated | position	900						323
Number of positions not terminated | position							323
Workforce reductions | 2014 initiatives
Accrued restructuring costs roll forward
Restructuring charges									60
Restructuring payments									$ (4)
Workforce reductions | 2015 initiatives
Accrued restructuring costs roll forward
Restructuring charges								90
Restructuring payments								(54)
Workforce reductions | 2016 initiatives
Accrued restructuring costs roll forward
Restructuring charges							$ 9
Restructuring payments							(42)
Other restructuring costs
Accrued restructuring costs roll forward
Restructuring charges					8			15
Restructuring payments					$ (8)
Other restructuring costs | 2015 initiatives
Accrued restructuring costs roll forward
Restructuring charges								21
Restructuring payments								$ (21)
Other restructuring costs | 2016 initiatives
Accrued restructuring costs roll forward
Restructuring charges							16
Restructuring payments							$ (16)